Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Salaries and bonus	$ 250,000	$ 0
Short-term employee benefits	584	550
Stock-based compensation	229,188	428,878
Total	$ 479,772	$ 429,428